Vanguard® Industrials Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Aerospace & Defense (22.8%)
	General Electric Co.	1,162,951	347,083
	RTX Corp.	1,467,919	256,754
*	Boeing Co.	704,265	133,106
	Lockheed Martin Corp.	230,427	105,503
	Howmet Aerospace Inc.	419,988	85,925
	General Dynamics Corp.	250,722	85,654
	Northrop Grumman Corp.	149,168	85,361
	TransDigm Group Inc.	61,595	83,780
	L3Harris Technologies Inc.	205,172	57,179
*	Axon Enterprise Inc.	81,793	44,180
	Curtiss-Wright Corp.	41,326	23,320
	HEICO Corp. Class A	83,063	20,514
*	Rocket Lab Corp.	479,553	20,208
	Woodward Inc.	65,757	19,729
	BWX Technologies Inc.	100,187	17,922
	Carpenter Technology Corp.	54,671	17,415
	Textron Inc.	195,420	16,251
	HEICO Corp.	48,300	15,307
*	ATI Inc.	151,165	15,237
*	Kratos Defense & Security Solutions Inc.	185,121	14,088
	Huntington Ingalls Industries Inc.	43,058	13,504
*	AeroVironment Inc.	35,598	9,948
	Moog Inc. Class A	31,177	7,161
	Hexcel Corp.	87,270	6,653
*	Archer Aviation Inc. Class A	675,986	5,266
*	Spirit AeroSystems Holdings Inc. Class A	129,046	4,740
	VSE Corp.	23,937	4,313
*	StandardAero Inc.	161,824	4,227
*	Mercury Systems Inc.	59,266	4,142
*	Karman Holdings Inc.	58,007	3,888
*	AAR Corp.	43,414	3,613
	Leonardo DRS Inc.	87,954	3,005
*	Loar Holdings Inc.	35,836	2,453
*	Astronics Corp.	29,162	1,591
	Cadre Holdings Inc.	33,485	1,429
*	V2X Inc.	25,933	1,422
*	Ducommun Inc.	15,440	1,416
*	Intuitive Machines Inc.	116,727	1,109
	National Presto Industries Inc.	5,905	554
*,1	Redwire Corp.	81,784	451
*	Voyager Technologies Inc. Class A	17,623	396
*,1	Virgin Galactic Holdings Inc.	63,879	247
*	AerSale Corp.	37,691	244
			1,546,288
Air Freight & Logistics (2.9%)
	United Parcel Service Inc. Class B (XNYS)	807,228	77,324
	FedEx Corp.	245,842	67,774
	Expeditors International of Washington Inc.	148,818	21,861
	CH Robinson Worldwide Inc.	129,489	20,572
*	GXO Logistics Inc.	125,668	6,376
	Hub Group Inc. Class A	66,439	2,563
*	Forward Air Corp.	21,700	499
			196,969
Building Products (6.3%)
	Trane Technologies plc	244,027	102,853
	Johnson Controls International plc	717,652	83,470
	Carrier Global Corp.	840,056	46,102
	Lennox International Inc.	34,673	17,297
	Allegion plc	94,084	15,621

		Shares	Market Value ($000)
	Carlisle Cos. Inc.	46,893	14,915
	Masco Corp.	229,611	14,895
*	Builders FirstSource Inc.	121,289	13,612
	Advanced Drainage Systems Inc.	81,030	12,347
	Owens Corning	91,759	10,391
	Armstrong World Industries Inc.	47,425	8,998
*	Modine Manufacturing Co.	54,647	8,860
	A O Smith Corp.	125,309	8,268
	Zurn Elkay Water Solutions Corp.	165,387	7,889
	Simpson Manufacturing Co. Inc.	45,657	7,642
[1]	AAON Inc.	76,056	7,110
	Fortune Brands Innovations Inc.	131,871	6,809
	UFP Industries Inc.	64,264	5,976
	CSW Industrials Inc.	18,401	5,003
*	Resideo Technologies Inc.	146,904	4,846
*	Trex Co. Inc.	117,602	4,114
*	Hayward Holdings Inc.	238,500	3,923
	AZZ Inc.	31,212	3,290
	Griffon Corp.	40,800	3,060
*	Gibraltar Industries Inc.	32,287	1,613
*	Masterbrand Inc.	138,914	1,541
*	Janus International Group Inc.	153,519	953
*	American Woodmark Corp.	15,762	869
	Apogee Enterprises Inc.	23,399	852
	Insteel Industries Inc.	21,009	643
	Quanex Building Products Corp.	45,089	584
*	JELD-WEN Holding Inc.	93,167	249
			424,595
Commercial Services & Supplies (6.4%)
	Waste Management Inc.	441,757	96,246
	Cintas Corp.	396,637	73,782
	Republic Services Inc.	239,669	52,023
	Waste Connections Inc. (XTSE)	282,343	49,848
*	Copart Inc.	1,008,271	39,302
	Veralto Corp.	272,118	27,544
	Rollins Inc.	318,848	19,603
*	Clean Harbors Inc.	55,888	12,718
	Tetra Tech Inc.	273,777	9,511
*	Casella Waste Systems Inc. Class A	68,517	6,604
	MSA Safety Inc.	40,773	6,577
	Brink's Co.	45,682	5,131
	Brady Corp. Class A	47,929	3,750
*	OPENLANE Inc.	116,440	2,962
	ABM Industries Inc.	67,239	2,891
	UniFirst Corp.	16,414	2,832
*	GEO Group Inc.	154,667	2,438
*	CoreCivic Inc.	117,550	2,122
	HNI Corp.	50,349	2,090
	Steelcase Inc. Class A	113,363	1,847
	Interface Inc.	64,055	1,788
	Pitney Bowes Inc.	179,499	1,770
*	Healthcare Services Group Inc.	79,701	1,497
*	ACV Auctions Inc. Class A	187,386	1,471
*	Enviri Corp.	79,520	1,458
	MillerKnoll Inc.	75,799	1,200
*	Cimpress plc	17,306	1,191
	Deluxe Corp.	48,847	993
*	BrightView Holdings Inc.	78,123	986
*	Montrose Environmental Group Inc.	36,838	945
*	Liquidity Services Inc.	27,286	820
	Vestis Corp.	116,134	752
	Ennis Inc.	28,312	494
	ACCO Brands Corp.	98,905	340
	Civeo Corp.	11,083	247
			435,773
Construction & Engineering (4.2%)
	Quanta Services Inc.	163,424	75,973
	Comfort Systems USA Inc.	38,678	37,786
	EMCOR Group Inc.	49,080	30,188

		Shares	Market Value ($000)
*	API Group Corp.	387,669	15,336
	AECOM	145,271	14,982
*	MasTec Inc.	69,242	14,809
*	Sterling Infrastructure Inc.	33,384	11,494
*	Dycom Industries Inc.	31,774	11,487
	Valmont Industries Inc.	21,650	8,941
*	Fluor Corp.	177,339	7,613
	Primoris Services Corp.	59,173	7,489
	Argan Inc.	15,154	5,989
	Arcosa Inc.	53,818	5,734
*	Construction Partners Inc. Class A	52,172	5,687
	Granite Construction Inc.	48,124	5,175
*	Everus Construction Group Inc.	53,192	4,892
*	IES Holdings Inc.	9,778	4,093
	WillScot Holdings Corp.	199,584	3,942
*	MYR Group Inc.	16,985	3,810
*	Tutor Perini Corp.	49,007	3,359
*	Centuri Holdings Inc.	98,418	2,213
*	Ameresco Inc. Class A	35,957	1,248
*	Great Lakes Dredge & Dock Corp.	74,482	951
*	Limbach Holdings Inc.	12,090	855
*	NWPX Infrastructure Inc.	10,619	622
*	Bowman Consulting Group Ltd.	15,195	550
*	Matrix Service Co.	28,627	335
	Concrete Pumping Holdings Inc.	25,941	163
			285,716
Electrical Equipment (11.1%)
	GE Vernova Inc.	298,545	179,058
	Eaton Corp. plc	426,947	147,677
	Emerson Electric Co.	617,215	82,324
	Vertiv Holdings Co. Class A	397,860	71,507
	AMETEK Inc.	253,275	50,121
	Rockwell Automation Inc.	123,303	48,811
*	Bloom Energy Corp. Class A	243,795	26,632
	Hubbell Inc.	58,283	25,145
	nVent Electric plc	176,528	18,936
*	Nextpower Inc. Class A	162,172	14,858
	Acuity Inc.	33,636	12,325
	Regal Rexnord Corp.	69,215	10,105
*	Generac Holdings Inc.	64,362	9,759
	EnerSys	41,101	5,882
*,1	Eos Energy Enterprises Inc.	355,400	5,349
	Sensata Technologies Holding plc	160,132	5,135
*	Sunrun Inc.	253,076	5,125
	Powell Industries Inc.	10,565	3,415
*	NuScale Power Corp.	155,181	3,104
*	Plug Power Inc.	1,233,328	2,479
	Atkore Inc.	36,877	2,469
*	Vicor Corp.	25,372	2,267
*	American Superconductor Corp.	49,599	1,542
*	Shoals Technologies Group Inc. Class A	182,949	1,535
*	Enovix Corp.	194,415	1,514
*,1	NANO Nuclear Energy Inc.	43,683	1,428
*	Fluence Energy Inc.	71,917	1,412
*	Amprius Technologies Inc.	123,462	1,398
*	Thermon Group Holdings Inc.	36,003	1,264
*	Array Technologies Inc.	167,540	1,258
	Allient Inc.	14,761	795
	Preformed Line Products Co.	2,980	612
	LSI Industries Inc.	30,914	565
*	Power Solutions International Inc.	10,108	547
*	T1 Energy Inc.	118,978	490
*	SES AI Corp.	229,066	451
*	Energy Vault Holdings Inc.	93,549	322
*	GrafTech International Ltd.	18,505	267
*	Hyliion Holdings Corp.	134,096	252
*	FuelCell Energy Inc.	35,637	239
*	ChargePoint Holdings Inc.	24,001	197

		Shares	Market Value ($000)
*	Net Power Inc.	25,259	73
			748,644
Ground Transportation (8.8%)
*	Uber Technologies Inc.	2,172,676	190,196
	Union Pacific Corp.	650,451	150,794
	CSX Corp.	2,044,505	72,294
	Norfolk Southern Corp.	246,064	71,873
	Old Dominion Freight Line Inc.	207,481	28,070
*	XPO Inc.	129,180	18,351
	JB Hunt Transport Services Inc.	84,949	14,778
*	Lyft Inc. Class A	423,538	8,907
*	Saia Inc.	29,192	8,219
	Knight-Swift Transportation Holdings Inc.	178,194	8,161
	Ryder System Inc.	44,730	7,748
	Landstar System Inc.	38,033	4,976
*,1	Avis Budget Group Inc.	19,256	2,617
	Werner Enterprises Inc.	65,816	1,682
	ArcBest Corp.	24,964	1,602
*	RXO Inc.	116,489	1,540
	Schneider National Inc. Class B	60,457	1,367
*,1	Hertz Global Holdings Inc.	135,326	709
	Marten Transport Ltd.	66,710	684
	FTAI Infrastructure Inc.	119,171	510
	Heartland Express Inc.	52,261	411
	Covenant Logistics Group Inc.	16,515	329
			595,818
Industrial Conglomerates (3.5%)
	Honeywell International Inc.	696,283	133,818
	3M Co.	584,138	100,501
			234,319
Machinery (19.6%)
	Caterpillar Inc.	513,770	295,808
	Deere & Co.	281,642	130,820
	Parker-Hannifin Corp.	138,778	119,585
	Illinois Tool Works Inc.	303,661	75,697
	Cummins Inc.	151,110	75,250
	PACCAR Inc.	575,908	60,712
	Westinghouse Air Brake Technologies Corp.	187,427	39,088
	Otis Worldwide Corp.	430,403	38,241
	Xylem Inc.	266,933	37,549
	Ingersoll Rand Inc. (XYNS)	435,978	35,027
	Dover Corp.	150,434	27,872
	Fortive Corp.	371,075	19,845
	Snap-on Inc.	57,204	19,452
	Pentair plc	179,780	18,920
	ITT Inc.	85,538	15,753
	Graco Inc.	181,665	14,976
*	RBC Bearings Inc.	32,885	14,633
	Lincoln Electric Holdings Inc.	60,519	14,490
	IDEX Corp.	82,584	14,364
	Nordson Corp.	58,541	13,913
	Mueller Industries Inc.	115,395	12,678
	Stanley Black & Decker Inc.	169,864	12,149
*	SPX Technologies Inc.	54,177	11,650
	Donaldson Co. Inc.	127,047	11,422
	Flowserve Corp.	143,434	10,234
*	Chart Industries Inc.	49,244	10,043
	Crane Co.	53,684	9,838
	CNH Industrial NV	960,764	9,060
	Oshkosh Corp.	70,201	8,998
	Watts Water Technologies Inc. Class A	30,056	8,292
	Allison Transmission Holdings Inc.	91,726	8,132
	JBT Marel Corp.	56,977	8,007
	Federal Signal Corp.	66,571	7,589
	Toro Co.	107,347	7,486
	AGCO Corp.	69,488	7,363
	Esab Corp.	63,360	7,112
*	Gates Industrial Corp. plc	282,669	6,434
*	Middleby Corp.	52,836	6,245

		Shares	Market Value ($000)
	ESCO Technologies Inc.	28,312	6,028
	Timken Co.	72,539	5,904
	Enpro Inc.	23,076	5,143
*,1	Symbotic Inc.	54,961	4,604
	Atmus Filtration Technologies Inc.	90,129	4,561
	Mueller Water Products Inc. Class A	171,966	4,168
	Franklin Electric Co. Inc.	41,511	3,950
	Kadant Inc.	12,896	3,587
	Terex Corp.	71,860	3,321
	Standex International Corp.	13,221	3,241
	REV Group Inc.	53,496	2,850
	Hillenbrand Inc.	77,034	2,453
	Trinity Industries Inc.	88,395	2,344
	Enerpac Tool Group Corp.	58,990	2,234
	Kennametal Inc.	78,883	2,184
	Helios Technologies Inc.	36,438	1,967
	Worthington Enterprises Inc.	35,483	1,947
*	Hillman Solutions Corp.	216,045	1,890
*	Blue Bird Corp.	35,030	1,829
	Alamo Group Inc.	11,348	1,820
*	CECO Environmental Corp.	33,174	1,730
	Albany International Corp. Class A	32,438	1,547
	Greenbrier Cos. Inc.	33,663	1,497
	Tennant Co.	19,299	1,411
	Lindsay Corp.	11,876	1,365
*	Proto Labs Inc.	25,962	1,319
	Gorman-Rupp Co.	23,078	1,073
	Astec Industries Inc.	22,464	994
*	Energy Recovery Inc.	58,034	839
	Douglas Dynamics Inc.	25,422	821
*	Microvast Holdings Inc.	231,481	815
*	Graham Corp.	11,478	660
	Columbus McKinnon Corp.	31,150	512
	Aebi Schmidt Holding AG	42,135	502
	Miller Industries Inc.	12,505	484
*	Titan International Inc.	56,183	455
*	Manitowoc Co. Inc.	36,751	415
	Wabash National Corp.	45,884	387
	Luxfer Holdings plc	29,686	371
*	3D Systems Corp.	135,690	282
	Hyster-Yale Inc.	9,272	270
	Park-Ohio Holdings Corp.	9,285	199
			1,328,700
Marine Transportation (0.2%)
*	Kirby Corp.	61,191	6,946
	Matson Inc.	34,870	3,800
	Genco Shipping & Trading Ltd.	35,383	670
			11,416
Passenger Airlines (2.0%)
	Delta Air Lines Inc.	716,194	45,908
*	United Airlines Holdings Inc.	355,044	36,200
	Southwest Airlines Co.	518,383	18,045
*	American Airlines Group Inc.	722,863	10,156
*	Joby Aviation Inc.	538,009	7,763
*	Alaska Air Group Inc.	126,482	5,421
*	SkyWest Inc.	44,414	4,509
*	JetBlue Airways Corp.	339,621	1,552
*	Allegiant Travel Co.	15,982	1,215
*	Sun Country Airlines Holdings Inc.	58,239	798
*	Frontier Group Holdings Inc.	62,407	285
			131,852
Professional Services (7.2%)
	Automatic Data Processing Inc.	444,236	113,413
	Paychex Inc.	355,242	39,677
	Verisk Analytics Inc.	153,209	34,483
	Broadridge Financial Solutions Inc.	127,997	29,195
	Equifax Inc.	135,779	28,835
	Leidos Holdings Inc.	133,658	25,542
	SS&C Technologies Holdings Inc.	241,023	20,714

		Shares	Market Value ($000)
	TransUnion	213,649	18,171
	Jacobs Solutions Inc.	131,087	17,672
*	CACI International Inc. Class A	24,137	14,895
	Booz Allen Hamilton Holding Corp.	135,173	11,282
*	Dayforce Inc.	147,329	10,180
	Paycom Software Inc.	55,540	8,951
	Genpact Ltd.	181,586	8,001
*	Paylocity Holding Corp.	48,362	7,125
*	ExlService Holdings Inc.	177,155	7,038
	UL Solutions Inc. Class A	68,815	6,277
	KBR Inc.	141,309	5,825
*	FTI Consulting Inc.	35,487	5,790
*	Parsons Corp.	64,424	5,455
	Maximus Inc.	61,806	5,321
*	Amentum Holdings Inc.	173,733	4,974
	Science Applications International Corp.	50,487	4,352
	Exponent Inc.	55,211	3,992
*	Verra Mobility Corp.	175,057	3,820
	Korn Ferry	57,506	3,782
*	Planet Labs PBC	267,414	3,182
*	Huron Consulting Group Inc.	19,026	3,132
	Robert Half Inc.	111,869	3,025
*	Upwork Inc.	138,258	2,729
*	CBIZ Inc.	53,079	2,585
	CSG Systems International Inc.	31,421	2,475
	TriNet Group Inc.	34,871	2,043
*	Innodata Inc.	35,146	2,020
*	Willdan Group Inc.	16,095	1,624
	ICF International Inc.	20,139	1,572
*	TIC Solutions Inc.	157,109	1,527
	Concentrix Corp.	41,275	1,495
	ManpowerGroup Inc.	50,402	1,450
	Insperity Inc.	39,127	1,384
	Heidrick & Struggles International Inc.	22,915	1,349
	CRA International Inc.	7,233	1,275
*	Clarivate plc	329,887	1,240
*	Legalzoom.com Inc.	128,891	1,203
*	First Advantage Corp.	85,482	1,186
	Alight Inc. Class A	458,760	1,060
	Barrett Business Services Inc.	27,909	979
	Kforce Inc.	20,183	593
*	Conduent Inc.	158,617	308
	Kelly Services Inc. Class A	34,751	300
*	Franklin Covey Co.	12,006	189
*	TaskUS Inc. Class A	15,109	173
*	TrueBlue Inc.	33,724	165
	Resources Connection Inc.	31,616	153
*	Forrester Research Inc.	13,714	99
*	TTEC Holdings Inc.	25,402	85
			485,362
Trading Companies & Distributors (4.7%)
	United Rentals Inc.	70,567	57,525
	Ferguson Enterprises Inc.	214,933	54,092
	Fastenal Co.	1,258,604	50,848
	WW Grainger Inc.	49,834	47,274
	WESCO International Inc.	53,350	14,266
	Watsco Inc.	38,279	13,260
*	QXO Inc.	664,866	12,453
	Applied Industrial Technologies Inc.	41,413	10,719
*	Core & Main Inc. Class A	207,780	10,044
	Air Lease Corp.	116,360	7,439
*	SiteOne Landscape Supply Inc.	48,924	6,570
	GATX Corp.	37,025	5,921
	Herc Holdings Inc.	34,561	4,641
	MSC Industrial Direct Co. Inc. Class A	49,001	4,359
	Rush Enterprises Inc. Class A	66,982	3,487
	Boise Cascade Co.	40,841	3,114
*	Xometry Inc. Class A	48,916	2,860
*	DNOW Inc.	203,310	2,838

		Shares	Market Value ($000)
	McGrath RentCorp.	26,930	2,776
*	DXP Enterprises Inc.	14,580	1,370
*	NPK International Inc.	92,744	1,142
	Global Industrial Co.	20,870	598
*	Transcat Inc.	10,173	575
*	BlueLinx Holdings Inc.	8,755	546
*	Custom Truck One Source Inc.	73,989	473
*	Titan Machinery Inc.	23,930	443
	Willis Lease Finance Corp.	3,410	418
*	Hudson Technologies Inc.	43,574	296
	Karat Packaging Inc.	9,968	220
	Alta Equipment Group Inc.	22,627	110
			320,677
Total Common Stocks (Cost $5,034,503)			6,746,129
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.024% (Cost $21,271)	212,744	21,275
Total Investments (100.0%) (Cost $5,055,774)			6,767,404
Other Assets and Liabilities—Net (0.0%)			1,325
Net Assets (100.0%)			6,768,729
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,478.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,663 was received for securities on loan, of which $7,660 is held in Vanguard Market Liquidity Fund and $3 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Boeing Co.	8/31/2026	BANA	22,805	(3.880)	808	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,746,129	—	—	6,746,129
Temporary Cash Investments	21,275	—	—	21,275
Total	6,767,404	—	—	6,767,404
Derivative Financial Instruments
Assets
Swap Contracts	—	808	—	808